Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting [Abstract]
Segment reporting
21	Segment reporting

The Company as of December 31, 2024, 2023 and 2022 operates in the following segments: i) specialized maritime transportation, ii) maritime infrastructure, iii) logistics, ports and terminals and iv) warehousing. Specialized maritime transportation operations (‘Maritime Division’) include transportation of bulk liquid products, materials and provisions for drilling platforms. (‘Maritime infrastructure’) correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard). Logistics, ports and terminals operations (‘Logistics ports and terminals Division’) include the operations of logistics solutions services and container and railcar maintenance and repair services and loading and unloading, storage at maritime port terminals, and shipping agency operations. Warehousing operations (‘Warehousing Division’) include storage and management of the facilities and bonded warehouses.

There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follows:

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2024
Revenue	$1,282,994	$262,220	$61,942	$146,420	$-	$1,753,576
Costs and expenses	(1,050,110)	(188,617)	(74,717)	(129,355)	-	(1,442,799)
Corporate expenses	-	-	-	-	(59,171)	(59,171)
Depreciation and amortization	(19,300)	(4,712)	(12,957)	(56,084)	(2,178)	(95,231)
Transportation profit (loss)	$213,584	$68,891	$(25,732)	$(39,019)	$(61,349)	$156,375
Costs, expenses and revenue not allocated						(41,580)
Net income for the year						$114,795

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2024
Properties	$226,634	$574,093	$1,216,359	$85,537	$168,676	$2,271,299
Rights of use by segment	-	-	47,504	19,701	-	67,205
Other assets by segment	975,850	357,556	225,587	70,971	-	1,629,974
Shared assets	-	-	-	-	23,434	23,434
Total assets	$1,202,484	$931,659	$1,489,450	$176,209	$192,110	$3,991,912

Total liabilities by operating segment	$676,021	$450,452	$437,077	$268,631	$-	$1,832,181
Shared liabilities	-	-	-	-	51,291	51,291
Total liabilities	$676,021	$450,452	$437,077	$268,631	$51,291	$1,883,472

Total capital expenditures by segment	$70,545	$396,057	$2,054	$745	$-	$469,401
Shared capital expenditures	-	-	-	-	59	59
Total capital expenditures	$70,545	$396,057	$2,054	$745	$59	$469,460

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2023
Revenue	$795,529	$200,496	$73,115	$149,507	$-	$1,218,647
Costs and expenses	(704,075)	(140,614)	(95,844)	(120,483)	-	(1,061,016)
Corporate expenses	-	-	-	-	(61,605)	(61,605)
Depreciation and amortization	(36,385)	(8,191)	(13,059)	(65,296)	(2,191)	(125,122)
Transportation profit (loss)	$55,069	$51,691	$(35,788)	$(36,272)	$(63,796)	$(29,096)
Costs, expenses and revenue not allocated						44,554
Net income for the year						$15,458

Properties	$156,014	$182,762	$1,284,274	$80,352	$122,730	$1,826,132
Rights of use by segment	-	1,383	49,437	97,131	-	147,951
Other assets by segment	675,684	322,046	153,529	109,183	-	1,260,442
Shared assets	-	-	-	-	32,305	32,305
Total assets	$831,698	$506,191	$1,487,240	$286,666	$155,035	$3,266,830

Total liabilities by operating segment	$422,088	$73,753	$449,429	$311,824	$-	$1,257,094
Shared liabilities	-	-	-	-	35,359	35,359
Total liabilities	$422,088	$73,753	$449,429	$311,824	$35,359	$1,292,453

Total capital expenditures by segment	$124,118	$6,582	$495	$150	$-	$131,345
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$124,118	$6,582	$495	$150	$-	$131,345

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2022
Revenue	$1,231,101	$118,441	$160,977	$172,537	$-	$1,683,056
Costs and expenses	(1,120,565)	(79,775)	(137,165)	(121,096)	-	(1,458,601)
Corporate expenses	-	-	-	-	(82,047)	(82,047)
Depreciation and amortization	(19,063)	(7,625)	(18,099)	(52,480)	(2,252)	(99,519)
Transportation profit (loss)	$91,473	$31,041	$5,713	$(1,039)	$(84,299)	$42,889
Costs, expenses and revenue not allocated						(41,986)
Net income for the year						$903

Properties	$102,998	$152,036	$1,021,222	$97,063	$117,452	$1,490,771
Rights of use by segment	-	6,917	73,543	188,478	-	268,938
Other assets by segment	752,039	321,594	492,439	174,878	-	1,740,950
Shared assets	-	-	-	-	725	725
Total assets	$855,037	$480,547	$1,587,204	$460,419	$118,177	$3,501,384

Total liabilities by operating segment	$531,477	$88,104	$534,400	$371,097	$-	$1,525,078
Shared liabilities	-	-	-	-	175,282	175,282
Total liabilities	$531,477	$88,104	$534,400	$371,097	$175,282	$1,700,360

Total capital expenditures by segment	$49	$7,997	$148	$17,037	$-	$25,231
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$49	$7,997	$148	$17,037	$-	$25,231